MATERIAL ACCOUNTING POLICIES (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Material Accounting Policies
Cash	$ 550,000
Expenditure commitments	$ 473,670	$ 650,100	$ 0